Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Nature of Operations and Basis of Presentation

Middlefield Banc Corp. (the “Company”) is an Ohio corporation organized to become the holding company of The Middlefield Banking Company (“MBC”). MBC is a state-chartered bank located in Ohio, whose consolidated financial statements also include the accounts of MBC’s subsidiary, Middlefield Investments, Inc. (“MI”), established March 13, 2019. Significant intercompany items have been eliminated in preparing MBC’s consolidated financial statements. On October 23, 2009, the Company established an asset resolution subsidiary named EMORECO, Inc. The Company and its subsidiaries derive substantially all of their income from banking and bank-related services, including interest earnings on residential real estate, commercial mortgage, commercial and consumer financings, and interest earnings on investment securities and deposit services to its customers through sixteen full-service locations. The Company is supervised by the Board of Governors of the Federal Reserve System. At the same time, MBC is subject to regulation and supervision by the Federal Deposit Insurance Corporation and the Ohio Division of Financial Institutions.

The consolidated financial statements of the Company include its wholly-owned subsidiaries, MBC and EMORECO, Inc. Significant intercompany items have been eliminated in preparing the consolidated financial statements.

The financial statements have been prepared according to U.S. Generally Accepted Accounting Principles. In preparing the financial statements, management must make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period. Actual results could differ from those estimates.

Marketable Securities, Policy [Policy Text Block]

Investment and Equity Securities

Investment securities are classified at the time of purchase, based on management’s intention and ability, as securities held to maturity or securities available for sale. Debt securities acquired with the intent and ability to hold to maturity are stated at cost, adjusted for amortization of premium and accretion of discount, computed using a level yield method, and recognized as interest income adjustments. Certain other debt securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available-for-sale securities are reported as a separate component of stockholders’ equity, net of tax, until realized. Realized security gains and losses are computed using the specific identification method. Interest and dividends on investment securities are recognized as income when earned. For 2021 and 2020, this category includes common stocks of public companies that the Company has the positive intent and ability to hold for an indeterminate amount of time. Such securities are reported at fair value, with unrealized holding gains and losses included in earnings.

Securities are evaluated quarterly and more frequently when economic or market conditions warrant such an evaluation to determine whether a decline in their value is other-than-temporary. For debt securities, management considers whether the present value of cash flows expected to be collected is less than the security’s amortized cost basis (the difference defined as the credit loss), the magnitude and duration of the decline, the reasons underlying the decline and the Bank’s intent to sell the security or whether it is more likely than not that the Bank would be required to sell the security before its anticipated recovery in market value, to determine whether the loss in value is other-than-temporary. Once a decline in value is determined to be other-than-temporary, if the Bank does not intend to sell the security, and it is more likely than not that it will not be required to sell the security, before recovery of the security’s amortized cost basis, the charge to earnings is limited to the amount of credit loss. Any remaining difference between fair value and amortized cost (the difference defined as the non-credit portion) is recognized in other comprehensive income, net of applicable taxes. Otherwise, the difference between fair value and the amortized cost is charged to earnings. For equity securities where the fair value has been significantly below cost for one year, the Bank’s policy recognizes an impairment loss unless sufficient evidence is available that the decline is not other-than-temporary and a recovery period can be predicted.

Stockholders' Equity, Policy [Policy Text Block]

Restricted Stock

Common stock of the Federal Home Loan Bank (“FHLB”) represents ownership in an institution that is wholly owned by other financial institutions. This equity security is accounted for at cost and classified with other assets. The FHLB of Cincinnati has reported profits for 2021 and 2020, remains in compliance with regulatory capital and liquidity requirements and continues to pay dividends on the stock and make redemptions at the par value. Considering these factors, management concluded that the stock was not impaired on December 31, 2021, or 2020.

Mortgage Banking Activity [Policy Text Block]

Mortgage Banking Activities

The Bank sells mortgage loans on a servicing retained basis. Servicing rights are initially recorded at fair value, with the income statement effect recorded in gains on sales of loans. The Bank measures servicing assets using the amortization method. Loan servicing rights are amortized in proportion to and throughout estimated net future servicing revenue. The expected period of the estimated net servicing income is partly based on the expected prepayment of the underlying mortgages. The unamortized balance of mortgage servicing rights is included in accrued interest and other assets on the Consolidated Balance Sheet.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of outstanding principal and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Late fees and ancillary fees related to loan servicing are not material. The Bank is servicing loans for others in the amount of $105.9 million and $92.3 million on December 31, 2021, and 2020, respectively.

Financing Receivable [Policy Text Block]

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff generally are reported at their outstanding unpaid principal balances net of the allowance for loan and lease losses. Interest income is recognized, when earned, on the accrual method. The accrual of interest is discontinued on a loan when management believes, after considering economic and business conditions, the borrower’s financial condition is such that the collection of interest is doubtful. Interest received on nonaccrual loans is recorded as income or applied against principal according to management’s judgment as to the collectability of such principal.

Loan origination fees and certain direct loan origination costs are deferred and the net amount amortized as an adjustment of the related loan’s yield. These amounts are amortized over the contractual life of the associated loans.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]

Allowance for Loan and Lease Losses

The allowance for loan and lease losses represents the amount that management estimates is adequate to provide for probable loan losses inherent in the loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan and lease losses is established through a provision for loan losses charged to operations. The provision is based on management’s periodic evaluation of the adequacy of the allowance for loan and lease losses, which encompasses the overall risk characteristics of the various portfolio segments, experience with losses, the impact of economic conditions on borrowers, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan and lease losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to a significant change in the near term.

A loan is considered impaired when it is probable the borrower will not repay the loan according to the original contractual terms of the loan agreement. Loans that experience insignificant payment delays, which are defined as 89 days or less, generally are not classified as impaired. A loan is not impaired during a period of delay in payment if the Company expects to collect all amounts due, including interest accrued, at the contractual interest rate for the period of delay. All loans identified as impaired are evaluated independently by management. The Company estimates credit losses on impaired loans based on the present value of expected cash flows or the fair value of the underlying collateral if the loan repayment is expected to come from the sale or operation of such collateral. Impaired loans, or portions thereof, are charged off when a realized loss has occurred. An allowance for loan and lease losses is maintained for estimated losses until such time. Cash receipts on impaired loans are applied first to accrued interest receivable unless otherwise required by the loan terms, except when an impaired loan is also a nonaccrual loan, in which case the portion of the payment related to interest is used to reduce principal.

Mortgage loans secured by one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Management determines the significance of payment delays on a case-by-case basis, considering all circumstances concerning the loan, the creditworthiness and payment history of the borrower, the length of the payment delay, and the amount of shortfall concerning the principal and interest owed.

Certain Loans and Debt Securities Acquired in Transfer, Recognizing Interest Income on Impaired Loans, Policy [Policy Text Block]

Loans Acquired

Loans acquired, including loans that have evidence of deterioration of credit quality since origination and for which it is probable, at acquisition, that the Company will be unable to collect all contractually required payments receivable, are initially recorded at fair value (as determined by the present value of expected future cash flows) with no valuation allowance. Loans are evaluated individually to determine if there is evidence of deterioration of credit quality since origination. The difference between the undiscounted cash flows expected at acquisition and the investment in the loan, or the “accretable yield,” is recognized as interest income on a level-yield method over the life of the loan. Contractually required payments for interest and principal that exceed the undiscounted cash flows expected at acquisition, or the “non-acceptable difference,” are not recognized as a yield adjustment or as a loss accrual or a valuation allowance. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through adjustment of the yield on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as impairment. Any valuation allowances on these impaired loans reflect only losses incurred after acquisition.

For purchased loans acquired that are not deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Loans are aggregated and accounted for as a pool of loans if the loans being aggregated have common risk characteristics. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for loan losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Property, Plant and Equipment, Policy [Policy Text Block]

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost net of accumulated depreciation. Depreciation is computed on the straight-line method over the assets' estimated useful lives, which range from three to 20 years for furniture, fixtures, and equipment and 3 to 40 years for buildings and leasehold improvements. Expenditures for maintenance and repairs are charged against income as incurred. Costs of significant additions and improvements are capitalized.

Lessee, Leases [Policy Text Block]

Leases

The Company has operating and financing leases for several branch locations and office space. Generally, the underlying lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company may also lease specific office equipment under operating leases. Many of our leases include both lease (e.g., minimum rent payments) and non-lease components (e.g., common-area or other maintenance costs). The Company accounts for each element separately based on the standalone price of each component. In addition, there may be operating and financing leases with lease terms of less than one year. Therefore we have elected the practical expedient to exclude these short-term leases from our right-of-use assets and lease liabilities.

Most leases include one or more options to renew. The exercise of lease renewal options is typically at the sole discretion of management. It is based on whether the extension options are reasonably certain to be exercised after giving proper consideration to all facts and circumstances of the lease. If management determines that the Company is reasonably sure to exercise the extension option(s), the additional term is included in the calculation of the right-of-use asset and a lease liability.

As most of our leases do not provide an implicit rate, we use the fully collateralized FHLB borrowing rate commensurate with the lease terms based on the information available at the lease commencement date in determining the present value of the lease payments.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

The Company accounts for goodwill using either a qualitative assessment or a two-step process for testing the impairment of goodwill on at least an annual basis. Either of these approaches could cause more volatility in the Company’s reported net income because impairment losses, if any, could occur irregularly and in varying amounts. No impairment of goodwill was recognized in any of the periods presented.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Intangible Assets

Intangible assets include core deposit intangibles, which measure the value of consumer demand and savings deposits acquired in business combinations accounted for as purchases. The core deposit intangibles are being amortized to their estimated residual values over their expected useful lives, commonly ten years. The recoverability of the carrying value of intangible assets is evaluated on an ongoing basis, and permanent declines in value, if any, are charged to expense.

Life Insurance Corporate or Bank Owned [Policy Text Block]

Bank-Owned Life Insurance (“BOLI”)

The Company owns insurance on the lives of a specific group of key employees. The policies were purchased to help offset the increase in the costs of various fringe benefit plans, including healthcare. The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheet, and any increases in the cash surrender value are recorded as noninterest income on the Consolidated Statement of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit, which would be recorded as tax-free noninterest income.

Real Estate, Policy [Policy Text Block]

Other Real Estate Owned (“OREO”)

Real estate properties acquired through foreclosure are initially recorded at fair value at the foreclosure date, establishing a new cost basis. After foreclosure, management periodically performs valuations, and the real estate is carried at the lower of cost or fair value less estimated cost to sell. Revenue and expenses from operations of the properties, gains or losses on sales, and additions to the valuation allowance are included in operating results. The Company is required to disclose the carrying amount of residential real estate loans in the process of foreclosure. At December 31, 2021 and 2020, the Company reported $1.0 million and $734,000, respectively, in residential real estate loans in the process of foreclosure.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Treasury Stock [Policy Text Block]

Treasury Stock

When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. The reserve for the Company’s treasury shares comprises the cost of the Company’s shares held by the Company. As of December 31, 2021, the Company had 1,441,811 of the Company’s shares, which is an increase of 512,449 shares for the twelve months ended December 31, 2021, from the 929,362 shares held as of December 31, 2020.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

The Company provides a dual presentation of basic and diluted earnings per share. Basic earnings per share is calculated utilizing net income as reported in the numerator and average shares outstanding in the denominator. The computation of diluted earnings per share differs in that the dilutive effects of any stock options, warrants, and convertible securities are adjusted in the denominator. Earnings and dividends per share are restated for all stock splits and stock dividends through the date of issuance of the financial statements.

Share-based Payment Arrangement [Policy Text Block]

Stock-Based Compensation

The Company accounts for stock compensation based on the grant date fair value of all share-based payment awards expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

Compensation cost is recognized for restricted stock issued to employees based on the fair value of these awards at the grant date. The market price of the Company’s common shares at the grant date is used to estimate the fair value of restricted stock and stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period, and is recorded in "Salaries and employee benefits" expense. (See Note 14-Employee Benefits). The Company’s restricted stock plan allows for a portion of the value received in cash by the participant upon vesting. Therefore, the Company records the expense as a liability until the shares vest and the split of the payment between shares and cash can be determined. The Company also measures the fair value of the liability each reporting period and adjusts accordingly.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash Flow Information

The Company has defined cash and cash equivalents as those amounts included in the Consolidated Balance Sheet captions as “Cash and due from banks” and “Federal funds sold” with original maturities of less than 90 days.

Advertising Cost [Policy Text Block]	Advertising Costs Advertising costs are expensed as incurred.
Reclassification, Comparability Adjustment [Policy Text Block]

Reclassification of Comparative Amounts

Certain comparative amounts for prior years have been reclassified to conform to current-year presentations. Such reclassifications did not affect net income or retained earnings.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments, which changes the impairment model for most financial assets. This Update is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The underlying premise of the Update is that financial assets measured at amortized cost should be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The allowance for credit losses should reflect management’s current estimate of credit losses that are expected to occur over the remaining life of a financial asset. The income statement will be affected for the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. With certain exceptions, transition to the new requirements will be through a cumulative effect adjustment to opening retained earnings as of the beginning of the first reporting period in which the guidance is adopted. This Update is effective for SEC filers that are eligible to be smaller reporting companies, non-SEC filers, and all other companies, to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. We expect to recognize a one-time cumulative-effect adjustment to the allowance for loan losses as of the beginning of the first reporting period in which the new standard is effective but cannot yet determine the magnitude of any such one-time adjustment or the overall impact of the new guidance on the consolidated financial statements. Management will continue to monitor model output throughout the deferral period.

CECL Adoption The Company continues to monitor the opportunity to early adopt ASC Topic 326, which replaces the current incurred loss approach for measuring credit losses with an expected loss model ("CECL"). CECL applies to financial assets subject to credit losses and measured at amortized cost and certain off-balance-sheet credit exposures, which include, but are not limited to, loans, leases, held-to-maturity securities, loan commitments, and financial guarantees. Expected results of adoption are challenging to foreshadow due to the evolving macroeconomic landscape. Early adoption of CECL is unlikely.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the FASB eliminated Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. Instead, under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The Update is effective for smaller reporting companies and all other entities for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. This Update is not expected to have a significant impact on the Company’s financial statements.

In November 2019, the FASB issued ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, to clarify its new credit impairment guidance in ASC 326, based on implementation issues raised by stakeholders. This Update clarified, among other things, that expected recoveries are to be included in the allowance for credit losses for these financial assets; an accounting policy election can be made to adjust the effective interest rate for existing troubled debt restructurings based on the prepayment assumptions instead of the prepayment assumptions applicable immediately prior to the restructuring event; and extends the practical expedient to exclude accrued interest receivable from all additional relevant disclosures involving amortized cost basis. For entities that have not yet adopted ASU 2016-13 as of November 26, 2019, the effective dates for ASU 2019-11 are the same as the effective dates and transition requirements in ASU 2016-13. For entities that have adopted ASU 2016-13, ASU 2019-11 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company qualifies as a smaller reporting company and does not expect to early adopt these ASUs.

In January 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, March 2020, to provide temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate. Entities can elect not to apply certain modification accounting requirements to contracts affected by what the guidance calls “reference rate reform” if certain criteria are met. An entity that makes this election would not have to remeasure the contracts at the modification date or reassess a previous accounting determination. Also, entities can elect various optional expedients that would allow them to continue applying hedge accounting for hedging relationships affected by reference rate reform if certain criteria are met, and can make a one-time election to sell and/or reclassify held-to-maturity debt securities that reference an interest rate affected by reference rate reform. The amendments in this ASU are effective for all entities upon issuance through December 31, 2022. It is too early to predict whether a new rate index replacement and the adoption of the ASU will have a material impact on the Company’s financial statements.

In August 2021, the FASB issued ASU 2021-06, Presentation of Financial Statements (Topic 205), Financial Services – Depository and Lending (Topic 942), and Financial Services – Investment Companies (Topic 946): Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10786, Amendments to Financial Disclosures about Acquired and Disposed Businesses, and No. 33-10835, Update of Statistical Disclosures for Bank and Savings and Loan Registrants (SEC Update), to amend SEC paragraphs in the Accounting Standards Codification to reflect the issuance of SEC Release No. 33-10786, Amendments to Financial Disclosures about Acquired and Disposed Businesses, and No. 33-10835, Update of Statistical Disclosures for Bank and Savings and Loan Registrants. This ASU requires applicable entities to disclose, as of each balance sheet date, in a footnote to the financial statements, the aggregate dollar amount of loans (exclusive of loans to any such persons which in the aggregate do not exceed $60,000 during the latest year) made by the registrant or any of its subsidiaries to directors, executive officers, or principal holders of equity securities of the registrant or any of its significant subsidiaries, or to any associate of such persons. This disclosure need not be furnished when the aggregate amount of such loans at the balance sheet date (or with respect to the latest fiscal year, the maximum amount outstanding during the period) does not exceed five percent of stockholders equity as of that date. This Update does not affect the Company's reported statements of financial condition or results of operations.